Financial assets and liabilities - LME aluminum futures, cross currency interest rate swaps and NYMEX gas swaps (Details) £ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Aug. 12, 2019 USD ($)	Mar. 01, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jul. 11, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Aug. 13, 2019	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk										$ 4			$ 11
Derivative financial instruments used to hedge foreign currency and interest rate risk										44			107
Fair value of assets										7			20
Issuance of notes										$ 5,529			$ 7,737
Stated interest rate	5.25%
4.750% Senior Notes due 2027
Hedging instruments
Aggregate principal amount | £									£ 400			£ 400
Stated interest rate									4.75%	4.75%		4.75%	4.75%
7.250% Senior Notes due 2024
Hedging instruments
Aggregate principal amount													$ 1,650
Stated interest rate									7.25%	7.25%	7.25%	7.25%	7.25%
CCIRS, US dollar to euro
Hedging instruments
Contract value		$ 200
Hedges of net investment in foreign operations
Hedging instruments
Gain (loss) recognized on hedge ineffectiveness of net investments						$ 1	$ 0	$ 0
Cross currency interest rate swaps (CCIRS)
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk										$ 32
Derivative financial instruments used to hedge foreign currency and interest rate risk								301					$ 113
Contract value					$ 440			$ 500
Fair value of assets	$ 17									3			9
Proceeds on termination or settlement	23
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Hedging instruments
Contract value	$ 500		$ 200	$ 440
Fair value of assets			14
Proceeds on termination or settlement			$ 14
Consideration paid at termination				44
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro | Exceptional items
Hedging instruments
(Gain)/Loss on derivative financial instruments				$ 6
Metal forward contracts
Hedging instruments
Fair value of assets										4			9
Premium paid						0
Premium received						0
Metal forward contracts | Trivium Packaging B.V.
Hedging instruments
Fair value of assets										1
Metal forward contracts | Level 2
Hedging instruments
Fair value of assets										0
Forward foreign exchange contracts
Hedging instruments
Fair value of assets													$ 2
Premium paid						0
Premium received						0
Forward foreign exchange contracts | Level 2
Hedging instruments
Fair value of assets										0
NYMEX gas swaps
Hedging instruments
Fair value of assets										$ 0
Premium paid						0
Premium received						$ 0